Schedule I — Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cost	$ 1,160,058
Value		$ 1,137,462
Amount at which shown in the balance sheet	1,137,462
Total fixed maturities
Cost	1,023,866
Value	1,004,097
Amount at which shown in the balance sheet	1,004,097
Foreign governments
Cost	25,821
Value	25,385
Amount at which shown in the balance sheet	25,385
Public utilities
Cost	40,683
Value	40,263
Amount at which shown in the balance sheet	40,263
All other corporate bonds
Cost	932,048
Value	920,598
Amount at which shown in the balance sheet	920,598
Redeemable preferred stock
Cost	25,314
Value	17,851
Amount at which shown in the balance sheet	17,851
Total equity securities
Cost	25,334
Value	28,973
Amount at which shown in the balance sheet	28,973
Public utilities
Cost	231
Value	248
Amount at which shown in the balance sheet	248
Banks, trust and insurance companies
Cost	11,332
Value	14,235
Amount at which shown in the balance sheet	14,235
Industrial, miscellaneous and all other
Cost	12,796
Value	14,103
Amount at which shown in the balance sheet	14,103
Nonredeemable preferred stocks
Cost	975
Value	387
Amount at which shown in the balance sheet	387
Short-term investments
Cost	89,478
Value	89,478
Amount at which shown in the balance sheet	89,478
Other long-term investments
Cost	13,170
Value	12,959
Amount at which shown in the balance sheet	12,959
Equity-method investments measured at fair value
Cost	8,210
Value	1,955
Amount at which shown in the balance sheet	$ 1,955